TAXATION (Schedule of Significant Components of Provision for Income Taxes on Earnings) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred:
Provision for income tax expenses (benefits)	¥ 3,498	$ 509	¥ 9,614	¥ 5,911
PRC
Current:
CurrentIncomeTaxExpenseBenefit	5,709		11,648	4,881
Deferred:
DeferredIncomeTaxExpenseBenefit	(2,594)		(2,161)	1,030
U.S.
Current:
CurrentIncomeTaxExpenseBenefit	0		93	0
Deferred:
DeferredIncomeTaxExpenseBenefit	¥ 383		¥ 34	¥ 0